OTHER OPERATING EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020
Other Operating Expense
(Gain) Loss on Disposals of Assets	$ (142)	$ 528	$ (127)	$ 385
Restructuring and Reorganization Expense	386	591	2,764	1,180
(Gain) Loss on Settlement of Accounts Payable		1,186	(530)	1,026
Loss (Gain) on Lease Terminations	174	(1,280)	174	(17,909)
Gain on Disposal of Assets Held For Sale				(12,415)
Other Loss	213	1,676	196	1,360
Total Other Operating Expense (Income)	$ 631	$ 2,702	$ 2,478	$ (26,374)